Note 20 - Business Segments (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Note 20 - Business Segments (Details) [Line Items]
Revenues	¥ 123,050,115	¥ 114,272,351	¥ 106,248,486
IBM Japan [Member]
Note 20 - Business Segments (Details) [Line Items]
Revenues		¥ 13,125,454	¥ 13,456,203